UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management, Inc.
Address: 10000 Memorial Drive
         Suite 660
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Compliance Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   January 25, 2005

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 70
Form 13F Information Table Value Total: 174,968

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allstate                       Common Stocks    020002101     3888    75167 SH       SOLE                    75167
American Superconductor        Common Stocks    030111108      659    44250 SH       SOLE                    44250
AmSurg Corp.                   Common Stocks    03232P405     3213   108775 SH       SOLE                   108775
Anadarko Petroleum             Common Stocks    032511107     2087    32201 SH       SOLE                    32201
Analog Devices                 Common Stocks    032654105     2463    66714 SH       SOLE                    66714
Applied Films                  Common Stocks    038197109     1043    48386 SH       SOLE                    48386
Apria Healthcare Group         Common Stocks    037933108     3006    91234 SH       SOLE                    91234
Arlington Tanker Ltd           Common Stocks    G04899103     4325   188450 SH       SOLE                   188450
Brillian                       Common Stocks    10949P107      306    88750 SH       SOLE                    88750
Cache                          Common Stocks    127150308     2701   149900 SH       SOLE                   149900
Caremark RX Inc                Common Stocks    141705103     3084    78214 SH       SOLE                    78214
Casual Male Retail Group       Common Stocks    148711104     2718   498625 SH       SOLE                   498625
CEC Entertainment              Common Stocks    125137109     2370    59305 SH       SOLE                    59305
Celgene                        Common Stocks    151020104     1646    62050 SH       SOLE                    62050
Charlotte Russe Hldg           Common Stocks    161048103     2879   285050 SH       SOLE                   285050
Christopher & Banks            Common Stocks    171046105     3159   171218 SH       SOLE                   171218
Clark Inc.                     Common Stocks    181457102     3005   193650 SH       SOLE                   193650
Clear Channel Communications   Common Stocks    184502102     3977   118750 SH       SOLE                   118750
Corinthian Colleges            Common Stocks    218868107     4214   223600 SH       SOLE                   223600
Diodes Inc.                    Common Stocks    254543101     2160    95450 SH       SOLE                    95450
Ditech Communications          Common Stocks    25500M103     3011   201400 SH       SOLE                   201400
Enterprise Prd Prtners LP      Common Stocks    293792107     1328    51352 SH       SOLE                    51352
Epix Pharmaceuticals           Common Stocks    26881Q101     2680   149636 SH       SOLE                   149636
Equity Office Properties       Common Stocks    294741103     1396    47928 SH       SOLE                    47928
Felcor Lodging Pfd             Preferred Stocks 31430F200     1127    44450 SH       SOLE                    44450
First Data                     Common Stocks    319963104     2869    67454 SH       SOLE                    67454
Foundry Networks               Common Stocks    35063R100     2321   176400 SH       SOLE                   176400
Frontline Ltd                  Common Stocks    G3682E127     2630    59291 SH       SOLE                    59291
Hologic                        Common Stocks    436440101     1494    54400 SH       SOLE                    54400
Int'l Rectifier 4.25% 7-13-07  Conv Bonds       460254AE5     1320  1330000 SH       SOLE                  1330000
International Rectifier        Common Stocks    460254105     2905    65185 SH       SOLE                    65185
ISIS Pharmaceuticals           Common Stocks    464330109     1738   294625 SH       SOLE                   294625
Jones Apparel                  Common Stocks    480074103     2877    78684 SH       SOLE                    78684
K-Swiss                        Common Stocks    482686102     3835   131691 SH       SOLE                   131691
Keithley Instruments           Common Stocks    487584104     1360    69017 SH       SOLE                    69017
Ligand Pharmaceuticals         Common Stocks    53220K207     2199   188893 SH       SOLE                   188893
MCI Inc                        Common Stocks    552691107     5522   273900 SH       SOLE                   273900
Mediacom 5.25% 7/1/06          Conv Bonds       58446KAA3     1960  1990000 SH       SOLE                  1990000
Mobility Electronics           Common Stocks    60741U101     3789   441600 SH       SOLE                   441600
Multi-Fineline Electronix      Common Stocks    62541B101     1862   102100 SH       SOLE                   102100
National Oilwell               Common Stocks    637071101     2541    71995 SH       SOLE                    71995
Navigant International         Common Stocks    63935R108     1545   126935 SH       SOLE                   126935
NBTY, Inc.                     Common Stocks    628782104     3213   133800 SH       SOLE                   133800
Newport Corp                   Common Stocks    651824104     2686   190519 SH       SOLE                   190519
NPS Pharmaceuticals            Common Stocks    62936P103     2407   131684 SH       SOLE                   131684
Omnivision Technologies        Common Stocks    682128103     2003   109150 SH       SOLE                   109150
Pacer International            Common Stocks    69373H106     4344   204316 SH       SOLE                   204316
Plains All Amern Pipeline LP   Common Stocks    726503105     4752   125911 SH       SOLE                   125911
Pogo Producing                 Common Stocks    730448107     3104    64021 SH       SOLE                    64021
Public Storage pfd Q           Preferred Stocks 74460D711      415    15855 SH       SOLE                    15855
R H Donnelley                  Common Stocks    74955W307     3679    62300 SH       SOLE                    62300
Republic Services Inc          Common Stocks    760759100     2304    68685 SH       SOLE                    68685
Salix Pharmaceuticals          Common Stocks    795435106     3669   208600 SH       SOLE                   208600
Salomon Bros Worldwide 2008    Common Stocks    79548R103     2527   224056 SH       SOLE                   224056
SBC Communications Inc         Common Stocks    845333103      343    13321 SH       SOLE                    13321
Southwest Airlines             Common Stocks    844741108     2777   170549 SH       SOLE                   170549
SpectraLink                    Common Stocks    847580107     1971   138980 SH       SOLE                   138980
St. Paul Travelers             Common Stocks    792860108     3300    89026 SH       SOLE                    89026
SunGard Data Systems           Common Stocks    867363103     2922   103154 SH       SOLE                   103154
Sypris Solutions               Common Stocks    871655106     3635   237418 SH       SOLE                   237418
TEPPCO Partners LP             Common Stocks    872384102      676    17150 SH       SOLE                    17150
Triad Hospitals                Common Stocks    89579K109     2665    71625 SH       SOLE                    71625
Trikon Technologies            Common Stocks    896187408      655   284675 SH       SOLE                   284675
Ultra Petroleum                Common Stocks    903914109     1924    39970 SH       SOLE                    39970
Universal Display              Common Stocks    91347P105      765    85026 SH       SOLE                    85026
Univision Communications       Common Stocks    914906102     2512    85816 SH       SOLE                    85816
Utilities Select SPDR          Common Stocks    81369Y886     4061   145815 SH       SOLE                   145815
Viacom Inc B                   Common Stocks    925524308     3246    89195 SH       SOLE                    89195
Vornado Realty Pfd C           Preferred Stocks 929042406      623    24840 SH       SOLE                    24840
West Marine                    Common Stocks    954235107     2578   104150 SH       SOLE                   104150